Management Option Plan (Details 1) - Black-Scholes pricing model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Dividend yield	0.00%	0.00%
Expected volatility	75.00%	45.00%
Risk free rate of return	1.22%	1.41%
Expected life of options	4 years	4 years
Weighted average grant date fair value	$ 3.92	$ 0.18